Financial Risk (Details 19) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and due from banks	$ 1,178,170	$ 1,745,652
Securities and other financial assets, net	88,794	123,598
Loans, net	5,892,997	5,778,424
Derivative financial instruments - assets	11,157	2,688
Liabilities
Deposits	(2,893,555)	(2,982,976)
Securities sold under repurchase agreements	(40,530)	(39,767)
Borrowings and debt, net	(3,138,310)	(3,518,446)	$ (2,211,567)	$ (3,246,813)
Derivative financial instruments - liabilities	(14,675)	(34,043)
Liquidity risk [member]
Assets
Cash and due from banks	1,178,170	1,745,652
Securities and other financial assets, net	88,794	123,598
Loans, net	5,823,333	5,702,258
Derivative financial instruments - assets	11,157	2,688
Total	7,101,454	7,574,196
Liabilities
Deposits	(2,893,555)	(2,982,976)
Securities sold under repurchase agreements	(40,530)	(39,767)
Borrowings and debt, net	(3,148,864)	(3,532,209)
Derivative financial instruments - liabilities	(14,675)	(34,043)
Total	(6,097,624)	(6,588,995)
Contingencies
Confirmed letters of credit	169,320	218,988
Stand-by letters of credit and guaranteed	255,481	179,756
Credit commitments	68,571	103,143
Total	493,372	501,887
Net position	510,458	483,314
Up to 3 months | Liquidity risk [member]
Assets
Cash and due from banks	1,178,288	1,745,671
Securities and other financial assets, net	16,684	14,870
Loans, net	1,960,381	1,873,995
Derivative financial instruments - assets	0	(2,104)
Total	3,155,353	3,632,432
Liabilities
Deposits	(2,574,180)	(2,515,096)
Securities sold under repurchase agreements	(40,691)	(11,604)
Borrowings and debt, net	(1,407,612)	(956,634)
Derivative financial instruments - liabilities	(2,425)	(4,421)
Total	(4,024,908)	(3,487,755)
Contingencies
Confirmed letters of credit	84,235	75,720
Stand-by letters of credit and guaranteed	35,906	75,273
Credit commitments	0	36,000
Total	120,141	186,993
Net position	(989,696)	(42,316)
3 to 6 months | Liquidity risk [member]
Assets
Cash and due from banks	0	0
Securities and other financial assets, net	6,457	5,152
Loans, net	967,594	1,434,229
Derivative financial instruments - assets	625	19
Total	974,676	1,439,400
Liabilities
Deposits	(198,786)	(291,804)
Securities sold under repurchase agreements	0	0
Borrowings and debt, net	(451,736)	(402,871)
Derivative financial instruments - liabilities	(775)	(8,516)
Total	(651,297)	(703,191)
Contingencies
Confirmed letters of credit	77,493	141,985
Stand-by letters of credit and guaranteed	95,440	31,107
Credit commitments	0	0
Total	172,933	173,092
Net position	150,446	563,117
6 months to 1 year | Liquidity risk [member]
Assets
Cash and due from banks	0	0
Securities and other financial assets, net	7,293	21,702
Loans, net	1,207,469	972,201
Derivative financial instruments - assets	0	78
Total	1,214,762	993,981
Liabilities
Deposits	(122,680)	(184,360)
Securities sold under repurchase agreements	0	(28,873)
Borrowings and debt, net	(230,776)	(958,442)
Derivative financial instruments - liabilities	(1,711)	(3,946)
Total	(355,167)	(1,175,621)
Contingencies
Confirmed letters of credit	7,592	1,283
Stand-by letters of credit and guaranteed	114,078	73,176
Credit commitments	0	0
Total	121,670	74,459
Net position	737,925	(256,099)
After 1 year but within 5 years | Liquidity risk [member]
Assets
Cash and due from banks	0	0
Securities and other financial assets, net	54,544	69,802
Loans, net	1,822,519	1,611,558
Derivative financial instruments - assets	10,532	1,111
Total	1,887,595	1,682,471
Liabilities
Deposits	0	0
Securities sold under repurchase agreements	0	0
Borrowings and debt, net	(1,147,699)	(1,281,454)
Derivative financial instruments - liabilities	(12,014)	(8,634)
Total	(1,159,713)	(1,290,088)
Contingencies
Confirmed letters of credit	0	0
Stand-by letters of credit and guaranteed	10,057	200
Credit commitments	68,571	67,143
Total	78,628	67,343
Net position	649,254	325,040
More than 5 years | Liquidity risk [member]
Assets
Cash and due from banks	0	0
Securities and other financial assets, net	6,492	13,993
Loans, net	150,742	19,785
Derivative financial instruments - assets	0
Total	157,234	33,778
Liabilities
Deposits	0	0
Securities sold under repurchase agreements	0	0
Borrowings and debt, net	(13,422)	(68,464)
Derivative financial instruments - liabilities		(3,260)
Total	(13,422)	(71,724)
Contingencies
Confirmed letters of credit	0	0
Stand-by letters of credit and guaranteed	0	0
Credit commitments	0	0
Total	0
Net position	143,812	(37,946)
Gross Inflow (Outflow) | Liquidity risk [member]
Assets
Cash and due from banks	1,178,288	1,745,671
Securities and other financial assets, net	91,470	125,519
Loans, net	6,108,705	5,911,768
Derivative financial instruments - assets	11,157	(896)
Total	7,389,620	7,782,062
Liabilities
Deposits	(2,895,646)	(2,991,260)
Securities sold under repurchase agreements	(40,691)	(40,477)
Borrowings and debt, net	(3,251,245)	(3,667,865)
Derivative financial instruments - liabilities	(16,925)	(28,777)
Total	(6,204,507)	(6,728,379)
Contingencies
Confirmed letters of credit	169,320	218,988
Stand-by letters of credit and guaranteed	255,481	179,756
Credit commitments	68,571	103,143
Total	493,372	501,887
Net position	$ 691,741	$ 551,796